Organization and Basis of Presentation (Details 1) - Level 3 [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Balance	$ 6,415,371	$ 3,112,943
Issuance of notes		5,417,800
Deferred financing and debt and warrants discount on convertible notes		(3,336,746)
Debt increase due to modification		825,401
Accretion of debt and warrant discount and prepaid financing costs	979,684	913,544
Re-class to accrued interest and customer deposit into convertible notes payable		368,947
Issuance of shares of common stock for convertible debt	(1,215,330)	(859,018)
Payments on convertible notes payable		(27,500)
Balance	$ 6,179,725	$ 6,415,371